DERIVATIVE LIABILITY (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Short-term Debt [Line Items]
Expected dividend rate	0.00%	0.00%		0.00%
Minimum [Member]
Short-term Debt [Line Items]
Conversion price*	$ 0.02	$ 0.02	[1]	$ 0.20	[1]
Risk free interest rate	0.11%	1.53%		1.78%
Expected life of derivative liability	1 month	1 month		3 months
Expected volatility of underlying stock	219.10%	148.50%		169.15%
Maximum [Member]
Short-term Debt [Line Items]
Conversion price*	$ 2.00	$ 2.00	[1]	$ 2.50	[1]
Risk free interest rate	1.53%	2.59%		2.81%
Expected life of derivative liability	12 months	12 months		12 months
Expected volatility of underlying stock	222.60%	224.30%		230.55%

[1]	Adjusted for 10 for 1 reverse stock split effective November 1, 2019.